Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt [Abstract]
Debt (Tables), Long-term debt [Text Block]

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

2018

	amount outstanding in 2018	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,303		1,303		1,303	18.1	6.3%
EUR bonds	1,988	500	1,488	497	991	5.0	0.7%
Forward contracts	807	618	188	188		0.8
Finance leases	330	94	236	190	46	3.6	2.9%
Bank borrowings	211		211	6	205	6.2	0.3%
Other long-term debt	18	18	-	-	-	1.1	1.6%
Long-term debt	4,657	1,230	3,427	882	2,545	7.9	2.3%

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

2017

	amount outstanding in 2017	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	2,137		2,137	833	1,305	13.3	5.4%
EUR bonds	997		997	501	496	3.7	0.3%
Forward contracts	970	394	576	576		1.2
Finance leases	281	87	195	170	24	4.8	3.4%
Bank borrowings	190	52	138	138		2.1	1.3%
Other long-term debt	20	19	1	1	-	1.1	0.9%
Long-term debt	4,595	552	4,044	2,218	1,825	7.6	2.8%

Debt (Tables), Unsecured Bonds [Text Block]

Philips Group

Unsecured Bonds

in millions of EUR unless otherwise stated

2017 - 2018

	effective rate	2017	2018
Unsecured EUR Bonds
Due 9/06/2023; 1/2%	0.634%	500	500
Due 9/06/2019; 3M Euribor +20bps		500	500
Due 5/02/2024; 3/4%	0.861%		500
Due 5/02/2028; 1 3/8%	1.523%		500
Unsecured USD Bonds
Due 5/15/25; 7 3/4%	7.429%	53	55
Due 6/01/26; 7 1/5%	6.885%	114	119
Due 5/15/25; 7 1/8%	6.794%	70	74
Due 11/03/38; 6 7/8%	7.210%	668	636
Due 3/15/22; 3 3/4% [1]	3.906%	837
Due 3/15/42; 5%	5.273%	418	438
Adjustments [2]		(26)	(31)
Unsecured Bonds		3,134	3,291
[1] In April 2018, Philips completed the early redemption of all the 3.750% USD bonds due 2022 with an aggregate principal amount of USD 1 billion.
[2] Adjustments related to both EUR and USD bonds and concern bond discounts and premium, transaction costs and fair value adjustments for interest rate derivatives.

Debt (Tables), Finance lease liabilities [Text Block]

Philips Group

Finance lease liabilities

in millions of EUR

2017 - 2018

	2017			2018
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	93	6	87	100	6	94
Between one and five years	184	14	170	206	16	190
More than five years	29	4	24	52	6	46
Finance lease	306	24	281	357	28	330

Debt (Tables), Short-term debt [Text Block]	Philips Group Short-term debt in millions of EUR 2017 - 2018
	2017	2018
Short-term bank borrowings	71	76
Forward contracts	49	88
Current portion of long-term debt	552	1,230
Short-term debt	672	1,394